INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

November 5, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Tradr 2X Short AAL Daily ETF, Tradr 2X Short ACHR Daily ETF, Tradr 2X Short ALAB Daily ETF, Tradr 2X Short AMZN Daily ETF, Tradr 2X Short ANF Daily ETF, Tradr 2X Short APLD Daily ETF, Tradr 2X Short BE Daily ETF, Tradr 2X Short BLSH Daily ETF, Tradr 2X Short CAR Daily ETF, Tradr 2X Short CLSK Daily ETF, Tradr 2X Short CRDO Daily ETF, Tradr 2X Short FLY Daily ETF, Tradr 2X Short IREN Daily ETF, Tradr 2X Short JOBY Daily ETF, Tradr 2X Short LCID Daily ETF, Tradr 2X Short NBIS Daily ETF, Tradr 2X Short NNE Daily ETF, Tradr 2X Short OPEN Daily ETF, Tradr 2X Short QS Daily ETF, Tradr 2X Short QUBT Daily ETF, Tradr 2X Short SMR Daily ETF, Tradr 2X Short TEM Daily ETF, Tradr 2X Short UPST Daily ETF, Trade 2X Short W Daily ETF, and Tradr 2X Short WULF Daily ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 471 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating the Tradr 2X Short AAL Daily ETF, Tradr 2X Short ACHR Daily ETF, Tradr 2X Short ALAB Daily ETF, Tradr 2X Short AMZN Daily ETF, Tradr 2X Short ANF Daily ETF, Tradr 2X Short APLD Daily ETF, Tradr 2X Short BE Daily ETF, Tradr 2X Short BLSH Daily ETF, Tradr 2X Short CAR Daily ETF, Tradr 2X Short CLSK Daily ETF, Tradr 2X Short CRDO Daily ETF, Tradr 2X Short FLY Daily ETF, Tradr 2X Short IREN Daily ETF, Tradr 2X Short JOBY Daily ETF, Tradr 2X Short LCID Daily ETF, Tradr 2X Short NBIS Daily ETF, Tradr 2X Short NNE Daily ETF, Tradr 2X Short OPEN Daily ETF, Tradr 2X Short QS Daily ETF, Tradr 2X Short QUBT Daily ETF, Tradr 2X Short SMR Daily ETF, Tradr 2X Short TEM Daily ETF, Tradr 2X Short UPST Daily ETF, Trade 2X Short W Daily ETF, and Tradr 2X Short WULF Daily ETF, each a series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary